Long-Term Debt, net - Interest and Fees (Details) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Aug. 10, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares
Interest
Amendment fee		$ 69,200
Amendment fee paid		23,900
Deferred cash amendment fee		17,200
Amortization of cash amendments fees		52,000
Fair value of common stock		168,712
Deferred amendments fees		17,200
Amortization of finance costs		11,771	$ 11,153	$ 12,652
Share price | $ / shares	$ 1.70
Deferred professional fees		$ 11,700
Common Stock
Interest
Issuance of common stock (in shares) | shares	14,700	99,342		17
Fair value of common stock	$ 25,000	$ 993
Other current liabilities
Interest
Accrued amendment fee		30,500
Other long-term liabilities
Interest
Accrued amendment fee		14,800
Other income/(expenses), net
Interest
Professional fees related to refinancing discussions with lenders		$ 51,300	$ 14,300
New Credit Facilities
Interest
Floor rate(as a percent)		0.00%
Number of credit facilities with PIK rate | item		2
PIK interest rate		4.00%
Amount subject to additional PIK interest		$ 282,000
Deferred cash amendment fee	18,100
Deferred amendments fees	18,100
Amortization of finance costs	$ 6,900
New Credit Facilities | LIBOR
Interest
Interest rate margin (as a percent)		2.50%